UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08599

DWS Equity Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 11/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2010 (Unaudited)

DWS Select Alternative Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 22.8%
DWS Emerging Markets Equity Fund "Institutional"	567,552	10,420,256
DWS Gold & Precious Metals Fund "Institutional"	315,935	7,936,298
DWS RREEF Global Infrastructure Fund "Institutional"	2,206,512	20,741,214
DWS RREEF Global Real Estate Securities Fund "Institutional"	2,793,724	20,729,434

Total Equity - Equity Funds (Cost $47,477,838)		59,827,202
Equity - Exchange-Traded Funds 3.0%
iShares MSCI EAFE Small Cap Index Fund	100,226	3,881,753
Vanguard FTSE All World ex-US Small-Cap	27,851	2,601,284
WisdomTree Emerging Markets SmallCap Dividend Fund	25,524	1,305,042

Total Equity - Exchange-Traded Funds (Cost $7,100,879)		7,788,079
Fixed Income - Bond Funds 47.8%
DWS Emerging Markets Fixed Income Fund "Institutional"	2,354,560	26,017,892
DWS Enhanced Commodity Strategy Fund "Institutional"	6,494,680	26,108,615
DWS Floating Rate Plus Fund "Institutional"	3,354,704	31,299,385
DWS Global Inflation Plus Fund "Institutional"	4,005,450	41,736,790

Total Fixed Income - Bond Funds (Cost $114,315,085)		125,162,682
Fixed Income - Exchange-Traded Fund 5.6%
SPDR Barclays Capital International Treasury Bond (Cost $14,911,218)	260,285	14,849,259
Fixed Income - Money Market Fund 2.1%
Central Cash Management Fund (Cost $5,501,970)	5,501,970	5,501,970
Market Neutral Fund 19.9%
DWS Disciplined Market Neutral Fund "Institutional" (Cost $51,059,543)	5,400,675	52,116,515

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $240,366,533) †	101.2	265,245,707
Other Assets and Liabilities, Net	(1.2)	(3,233,982)

Net Assets	100.0	262,011,725

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $240,970,846. At November 30, 2010, net unrealized appreciation for all securities based on tax cost was $24,274,861. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,941,133 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $666,272.

EAFE: Europe, Australasia and Far East
FTSE: Financial Times and the London Stock Exchange
MSCI: Morgan Stanley Capital International
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$59,827,202	$—	$—	$59,827,202
Exchange-Traded Funds	22,637,338	—	—	22,637,338
Bond Funds	125,162,682	—	—	125,162,682
Money Market Funds	5,501,970	—	—	5,501,970
Market Neutral Fund	52,116,515	—	—	52,116,515
Total	$265,245,707	$—	$—	$265,245,707

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Select Alternative Allocation Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 21, 2011